UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               THE OSTERWEIS FUND

             SCHEDULE OF INVESTMENTS at DECEMBER 31, 2005 (UNAUDITED)

      SHARES                                                      VALUE
      ------                                                      -----
               COMMON STOCKS: 84.6%
               AIRLINES: 1.3%
     183,950   AirTran Holdings, Inc.*<F1>                     $  2,948,718
                                                               ------------
               BEVERAGES: 2.5%
      77,400   Diageo Plc - ADR                                   4,512,420
      20,000   PepsiCo, Inc.                                      1,181,600
                                                               ------------
                                                                  5,694,020
                                                               ------------
               BIOTECHNOLOGY: 3.8%
      98,000   Charles River Laboratories
                 International, Inc.*<F1>                         4,152,260
      70,150   Invitrogen Corp.*<F1>                              4,674,796
                                                               ------------
                                                                  8,827,056
                                                               ------------
               COMMERCIAL BANKS: 1.9%
      69,000   Wells Fargo & Co.                                  4,335,270
                                                               ------------
               COMMERCIAL SERVICES & SUPPLIES: 9.8%
     108,100   Avery Dennison Corp.                               5,974,687
     165,325   Pitney Bowes, Inc.                                 6,984,981
     149,600   Republic Services, Inc.                            5,617,480
     322,000   The ServiceMaster Co.                              3,847,900
                                                               ------------
                                                                 22,425,048
                                                               ------------
               CONTAINERS & PACKAGING: 2.6%
     303,600   Crown Holdings, Inc.*<F1>                          5,929,308
                                                               ------------
               ELECTRIC UTILITIES: 0.2%
      17,250   ITC Holdings Corp.                                   484,552
                                                               ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.0%
     149,875   Lipman Electronic Engineering, Ltd.*<F1>           3,487,591
     252,625   Vishay Intertechnology, Inc.*<F1>                  3,476,120
                                                               ------------
                                                                  6,963,711
                                                               ------------
               ENERGY EQUIPMENT & SERVICES: 2.3%
      54,100   Schlumberger Ltd.                                  5,255,815
                                                               ------------
               FOOD & STAPLES RETAILING: 1.7%
      77,200   Costco Wholesale Corp.                             3,819,084
                                                               ------------
               GAS UTILITIES: 2.8%
     268,982   Southern Union Co.                                 6,356,045
                                                               ------------
               HEALTH CARE EQUIPMENT & SUPPLIES: 3.8%
      64,400   Bausch & Lomb, Inc.                                4,372,760
     111,975   Kinetic Concepts, Inc.*<F1>                        4,452,126
                                                               ------------
                                                                  8,824,886
                                                               ------------
               HEALTH CARE PROVIDERS & SERVICES: 11.3%
     929,875   Healthsouth Corp.*<F1>                             4,556,387
      87,000   Laboratory Corp. of America Holdings*<F1>          4,684,950
     138,300   Manor Care, Inc.                                   5,500,191
     111,500   Omnicare, Inc.                                     6,380,030
     607,250   Service Corp. International                        4,967,305
                                                               ------------
                                                                 26,088,863
                                                               ------------
               HOTELS RESTAURANTS & LEISURE: 2.6%
      89,900   Station Casinos, Inc.                              6,095,220
                                                               ------------
               INTERNET SOFTWARE & SERVICES: 6.3%
     327,500   United Online, Inc.                                4,657,050
     202,825   VeriSign, Inc.*<F1>                                4,445,924
      81,800   Websense, Inc.*<F1>                                5,369,352
                                                               ------------
                                                                 14,472,326
                                                               ------------
               MEDIA: 12.0%
     463,300   Citadel Broadcasting Corp.                         6,226,752
     198,900   Dex Media, Inc.                                    5,388,201
     126,475   Lamar Advertising Co. - Class A*<F1>               5,835,556
     119,761   Liberty Global, Inc. - Class A*<F1>                2,694,623
     119,761   Liberty Global, Inc. - Series C*<F1>               2,538,933
     213,425   Regal Entertainment Group - Class A                4,059,344
      46,800   Westwood One, Inc.                                   762,840
                                                               ------------
                                                                 27,506,249
                                                               ------------
               OIL, GAS & CONSUMABLE FUELS: 2.3%
     132,400   Plains Exploration & Production Co.*<F1>           5,260,252
                                                               ------------
               PHARMACEUTICALS: 3.1%
     182,350   Shire Pharmaceuticals Plc - ADR                    7,073,357
                                                               ------------
               REAL ESTATE: 1.6%
     250,825   Trustreet Properties, Inc.                         3,667,062
                                                               ------------
               ROAD & RAIL: 3.0%
     297,950   Laidlaw International, Inc.                        6,921,379
                                                               ------------
               SPECIALTY RETAIL: 1.9%
   2,401,550   Signet Group Plc - ADR1<F2>                        4,441,729
                                                               ------------
               THRIFTS & MORTGAGE FINANCE: 3.0%
     107,525   Freddie Mac                                        7,026,759
                                                               ------------
               WIRELESS TELECOMMUNICATION SERVICES: 1.8%
     190,100   Vodafone Group Plc - ADR                           4,081,447
                                                               ------------
               TOTAL COMMON STOCKS
               (Cost $150,339,553)                             $194,498,156
                                                               ------------
               INVESTMENT COMPANIES: 2.8%
     400,025   Ares Capital Corp.                                 6,428,402
                                                               ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $6,345,245)                               $  6,428,402
                                                               ------------

   PRINCIPAL
     VALUE                                                         VALUE
     -----                                                         -----
               CORPORATE BONDS: 4.0%
               CRUSHED AND BROKEN STONE: 2.6%
$  6,016,000   USEC, Inc.
                 6.625%, 1/20/06                                  6,016,000
                                                               ------------
               DIVERSIFIED FINANCIAL SERVICES: 0.2%
     475,000   General Motors Acceptance Corp.
                 6.75%, 1/15/06                                     474,687
                                                               ------------
               EQUIPMENT RENTAL AND LEASING: 0.8%
   1,735,000   Sea Containers Ltd.
                 10.75%, 10/15/06                                 1,735,000
                                                               ------------
               HOLDING AND OTHER INVESTMENT OFFICES: 0.2%
     600,000   Abitibi-Consolidated Inc.
                 7.9912%, 6/15/112<F3>                              577,500
                                                               ------------
               PAPER & FOREST PRODUCTS: 0.2%
     380,000   Bowater, Inc.
                 7.4912%, 3/15/102<F3>                              374,300
                                                               ------------
               TOTAL CORPORATE BONDS
               (Cost $9,220,381)                               $  9,177,487
                                                               ------------
               U.S. GOVERNMENT AGENCY ISSUES: 0.3%
     615,000   Federal Home Loan Bank
                 4.050%, 04/26/06                                   613,887
                                                               ------------
               TOTAL U.S. GOVERNMENT AGENCY ISSUES
               (Cost $615,000)                                 $    613,887
                                                               ------------

      SHARES                                                      VALUE
      ------                                                      -----
               SHORT-TERM INVESTMENT: 8.0%
  18,278,452   Goldman Sachs Financial Square
               Funds - Prime Obligations Fund
               (Cost $18,278,452)                                18,278,452
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES: 99.7%
               (Cost $184,798,631)                              228,996,384
               Other Assets in Excess of Liabilities: 0.3%          758,744
                                                               ------------
               TOTAL NET ASSETS: 100.0%                        $229,755,128
                                                               ------------
                                                               ------------

ADR       American Depository Receipt.
*<F1>     Non-income producing security.
1<F2>     Foreign Security.
2<F3>     Floating rate security; rate shown is the rate currently in effect.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+<F4>:

Cost of investments                        $184,798,631
                                           ------------
Gross unrealized appreciation                46,848,246
Gross unrealized depreciation                (2,650,486)
                                           ------------
Net unrealized appreciation                $ 44,197,760

+<F4> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                        The Osterweis Strategic Income Fund

            SCHEDULE OF INVESTMENTS at DECEMBER 31, 2005 (UNAUDITED)

      SHARES                                                       VALUE
      ------                                                       -----
               COMMON STOCKS: 1.4%
               DIVERSIFIED FINANCIAL SERVICES: 1.4%
      44,775   JER Investors Trust, Inc.                        $   758,936
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $817,252)                                  $   758,936
                                                                -----------
               INVESTMENT COMPANIES: 4.7%
     156,250   Ares Capital Corp.                                 2,510,938

               TOTAL INVESTMENT COMPANIES
               (Cost $2,507,925)                                $ 2,510,938
                                                                -----------
   PRINCIPAL
    AMOUNT                                                        VALUE
    ------                                                        -----
               CONVERTIBLE BONDS: 41.4%
               CABLE & OTHER PAY TELEVISION SERVICES: 3.7%
$  2,000,000   Mediacom Communications Corp., 5.25%, 7/1/06       1,992,500
                                                                -----------
               CHEMICALS AND ALLIED PRODUCTS: 2.8%
   1,500,000   Nektar Therapeutics, 5.00%, 2/8/07                 1,485,000
                                                                -----------
               COMMERCIAL SERVICES & SUPPLIES: 3.7%
   2,000,000   NCO Group, Inc., 4.75%, 4/15/06                    1,980,000
                                                                -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.7%
   2,000,000   Vishay Intertechnology, Inc., 3.625%, 8/1/23       1,950,000
                                                                -----------
               ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS: 3.2%
   1,750,000   Sanmina - SCI Corp., 3.00%, 3/15/07                1,675,625
                                                                -----------
               INTERNET & CATALOG RETAIL: 1.7%
   1,000,000   Collegiate Pacific, Inc., 5.75%, 12/1/09
               (Cost $1,056,540; Acquired 9/8/05
               through 10/18/05)1<F5>                               891,250
                                                                -----------
               IT SERVICES: 5.9%
   2,595,000   Bisys Group, Inc., 4.00%, 3/15/06                  2,569,050
     600,000   Pegasus Solutions, Inc., 3.875%, 7/15/23             583,500
                                                                -----------
                                                                  3,152,550
                                                                -----------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 2.3%
     500,000   Agere Systems, Inc., 6.50%, 12/15/09                 491,875
     750,000   Axcelis Technologies, Inc., 4.25%, 1/15/07           735,625
                                                                -----------
                                                                  1,227,500
                                                                -----------
               SEMICONDUCTORS & RELATED DEVICES: 5.5%
   3,009,000   Globespan, Inc., 5.25%, 5/15/06                    2,933,775
                                                                -----------
               SOFTWARE: 8.9%
   2,370,000   Mentor Graphics Corp., 6.875%, 6/15/07             2,355,187
   1,000,000   Mentor Graphics Corp., 5.9406%, 8/6/232              908,300
   1,500,000   Mercury Interactive Corp., 0.00%, 5/1/08           1,498,125
                                                                -----------
                                                                  4,761,612
                                                                -----------
               TOTAL CONVERTIBLE BONDS
               (Cost $22,374,990)                               $22,049,812
                                                                -----------
               CORPORATE BONDS: 48.8%
               ADVERTISING: 4.7%
$  2,500,000   Bear Creek Corp., 9.41%, 3/1/12
               (Cost $2,500,000;
               Acquired 2/18/05)1<F5>,2<F6>                     $ 2,518,750
                                                                -----------
               AEROSPACE & DEFENSE: 4.4%
   2,355,000   BE Aerospace, Inc., 8.00%, 3/1/08                  2,355,000
                                                                -----------
               AIRLINES: 0.4%
     200,295   America West Airlines, Inc., 8.54%, 1/2/06           198,115
                                                                -----------
               AUTO MANUFACTURERS: 1.7%
     900,000   Navistar International Corp., 9.375%, 6/1/06         913,500
                                                                -----------
               AUTOMOTIVE DEALERS & GASOLINE
               SERVICE STATIONS: 0.7%
     400,000   The Pep Boys - Manny,
               Moe & Jack, 6.92%, 7/7/06                            401,024
                                                                -----------
               BANKS: 3.3%
   1,750,000   Emigrant Capital Trust II, 6.5456%, 4/14/34
               (Cost $1,741,250;
               Acquired 8/12/04)1<F5>,2<F6>                       1,740,828
                                                                -----------
               CRUSHED & BROKEN STONE: 1.7%
     915,000   USEC, Inc., 6.625%, 1/20/06                          915,000
                                                                -----------
               ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS: 4.3%
   2,274,000   Nortel Networks Corp., 6.125%, 2/15/06             2,274,000
                                                                -----------
               ENERGY EQUIPMENT & SERVICES: 0.9%
     500,000   Newpark Resources, Inc., 8.625%, 12/15/07            500,000
                                                                -----------
               FOOD & STAPLES RETAILING: 2.1%
   1,182,000   Di Giorgio Corp., 10.00%, 6/15/07                  1,140,630
                                                                -----------
               HEALTH CARE PROVIDERS & SERVICES: 2.9%
     750,000   HealthSouth Corp., 7.375%, 10/1/06                   753,750
     775,000   HealthSouth Corp., 10.75%, 10/1/08                   775,000
                                                                -----------
                                                                  1,528,750
                                                                -----------
               HOTELS RESTAURANTS & LEISURE: 8.2%
   1,000,000   The Restaurant Co., 10.00%, 10/1/13
               (Cost $986,470; Acquired 9/16/05)1<F5>               925,000
   2,000,000   Sbarro, Inc., 11.00%, 9/15/09                      1,990,000
   1,500,000   Six Flags, Inc., 8.875%, 2/1/10                    1,462,500
                                                                -----------
                                                                  4,377,500
                                                                -----------
               HOTELS, ROOMING HOUSES, CAMPS
               & OTHER LODGING PLACES: 1.4%
     750,000   155 East Tropicana LLC,  8.75%, 4/1/12               721,875
                                                                -----------
               OIL, GAS & CONSUMABLE FUELS: 0.9%
     500,000   National Coal Corp., 10.50%, 12/15/10
               (Cost $500,000; Acquired 12/22/05)1<F5>              500,000
                                                                -----------
               RETAIL: 1.6%
   1,000,000   General Nutrition Centers, Inc., 8.50%, 12/1/10      860,000
                                                                -----------
               TOBACCO: 3.3%
   2,000,000   Alliance One International,
               Inc., 11.00%, 5/15/12
               (Cost $2,010,052; Acquired
               5/10/05 and 8/26/05)1<F5>                          1,760,000
                                                                -----------
               TRANSPORTATION INFRASTRUCTURE: 6.3%
   2,720,000   Sea Containers Ltd., 10.75%, 10/15/06              2,720,000
     650,000   Sea Containers Ltd., 7.875%, 2/15/08                 623,188
                                                                -----------
                                                                  3,343,188
                                                                -----------
               TOTAL CORPORATE BONDS
               (Cost $26,455,846)                               $26,048,160
                                                                -----------

    SHARES                                                         VALUE
    ------                                                         -----
               SHORT-TERM INVESTMENT: 2.5%
   1,313,848   Goldman Sachs Financial Square
               Funds - Prime Obligations Fund
               (Cost $1,313,848)                                  1,313,848
                                                                -----------
               TOTAL INVESTMENTS IN SECURITIES: 98.8%
               (Cost $53,469,861)                                52,681,694
               Other Assets in Excess of Liabilities: 1.2%          641,279
                                                                -----------
               TOTAL NET ASSETS: 100.0%                         $53,322,973
                                                                -----------
                                                                -----------

1<F5> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At December 31, 2005, the value of these securities amounted to $8,335,828 or 15.6% of net assets.
2<F6>     Floating rate security; rate shown is the rate currently in effect.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+<F7>:

Cost of investments                         $53,469,860
                                            -----------
Gross unrealized appreciation                   188,287
Gross unrealized depreciation                  (976,448)
                                            -----------
Net unrealized depreciation                   $(788,161)

+<F7> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)/s/Robert M. Slotky
                             ----------------------------------------
                             Robert M. Slotky, President

     Date  February 22, 2006
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F9>/s/Robert M. Slotky
                                  ---------------------------
                                  Robert M. Slotky, President

     Date  February 22, 2006
           -----------------

     By (Signature and Title)*<F9>/s/Eric W. Falkeis
                                  --------------------------
                                  Eric W. Falkeis, Treasurer

     Date  February 22, 2006
           -----------------

*<F9> Print the name and title of each signing officer under his or her signature.